UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-06727

Dominion Funds

(Exact name of registrant as specified in charter)

35 Old Tavern Rd, 2nd Floor Orange, CT

    06477

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 450 Wireless Blvd. Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 9/30/12

Item 1.  Schedule of Investments.

Fairfax Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
	Shares	Market Value

COMMON STOCK - 97.33%
ADVERTISING - 1.93%
Omnicom Group, Inc.	3,759	$ 193,814

AEROSPACE/DEFENSE - 3.88%
Boeing Co.	2,767	192,639
Lockheed Martin Corp.	2,115	197,499
		390,138
AUTO PARTS & EQUIPMENT - 5.82%
Cooper Tire & Rubber Co.	9,949	190,822
Delphi Automotive PLC *	6,203	192,293
WABCO Holdings, Inc. *	3,503	202,018
		585,133
BEVERAGES - 1.94%
Coca-Cola Co.	5,149	195,302

BIOTECHNOLOGY - 3.94%
Charles River Laboratories International, Inc. *	5,169	204,692
United Therapeutics Corp. *	3,439	192,171
		396,863
CHEMICALS - 9.82%
CF Industries Holdings, Inc.	900	200,016
NewMarket Corp.	810	199,649
PPG Industries, Inc.	1,696	194,769
Westlake Chemical Corp.	2,702	197,408
WR Grace & Co. *	3,322	196,264
		988,106
COMMERCIAL SERVICES - 5.79%
Deluxe Corp.	6,269	191,581
Heartland Payment Systems, Inc.	6,166	195,339
Lender Processing Services, Inc.	7,018	195,732
		582,652
COMPUTERS - 3.92%
j2 Global, Inc.	6,081	199,578
Seagate Technology PLC	6,275	194,525
		394,103
ELECTRICAL COMPONENTS &EQUIPMENT - 1.94%
AMETEK, Inc.	5,510	195,330

FOOD - 1.93%
Campbell Soup Co.	5,577	194,191

HEALTHCARE-SERVICES - 3.88%
Air Methods Corp. *	1,646	196,483
HealthSouth Corp. *	8,077	194,333
		390,816
INTERNET - 1.92%
Symantec Corp. *	10,759	193,662

Fairfax Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
	Shares	Market Value

MEDIA - 5.78%	10,855	$ 192,676
Gannett Co., Inc.	4,167	191,474
John Wiley & Sons, Inc.	3,230	197,773
Scripps Networks Interactive, Inc.		581,923

MISCELLANEOUS MANUFACTURING - 3.89%
3M Co.	2,100	194,082
Parker Hannifin Corp.	2,363	197,500
		391,582
OIL & GAS - 7.88%
CVR Energy, Inc. *	5,328	195,804
Delek US Holdings, Inc.	7,805	198,949
Tesoro Corp.	4,778	200,198
Western Refining, Inc.	7,544	197,502
		792,453
PHARMACEUTICALS - 3.86%
McKesson Corp.	2,214	190,470
Taro Pharmaceutical Industries Ltd. *	4,328	197,746
		388,216
RETAIL - 15.58%
ANN, Inc. *	5,143	194,045
Brinker International, Inc.	5,611	198,068
Cheesecake Factory, Inc.	5,504	196,768
Cracker Barrel Old Country Store, Inc.	2,896	194,350
Dillard's, Inc.	2,665	192,733
HSN, Inc.	4,036	197,966
Pier 1 Imports, Inc.	10,509	196,939
Williams-Sonoma, Inc.	4,461	196,150
		1,567,019
SEMICONDUCTORS - 3.89%
Entegris, Inc. *	23,737	192,982
KLA-Tencor Corp.	4,151	198,023
		391,005
SOFTWARE - 1.98%
Oracle Corp.	6,327	199,237

TELECOMMUNICATIONS - 5.83%
Harris Corp.	3,827	196,019
NeuStar Inc. - Cl. A *	4,973	199,069
Plantronics, Inc.	5,433	191,948
		587,036
TRUCKING & LEASING - 1.93%
Amerco, Inc.	1,829	194,532

TOTAL COMMON STOCK		9,793,113
( Cost - $9,308,496)

TOTAL INVESTMENTS - 97.33%
( Cost - $9,308,496) (a)		$ 9,793,113
OTHER ASSETS LESS LIABILITIES - 2.67%		267,777
NET ASSETS - 100.00%		$ 10,060,890
Fairfax Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

*Non-income producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from markete value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation		$ 581,620
Unrealized depreciation		(97,003)
Net unrealized appreciation		$ 484,617

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fairfax Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,793,113	$ -	$ -	$ 9,793,113
Total	$ 9,793,113	$ -	$ -	$ 9,793,113

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dominion Funds

By (Signature and Title)

/s/Paul Dietrich

       Paul Dietrich, President/Treasurer

Date

11/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Paul Dietrich

        Paul Dietrich, President/Treasurer

Date

11/29/12